Income tax expense and other taxes - Summary of Analysis of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 25,236	$ 27,166
Deferred tax liabilities	(13,922)	(18,471)
Deferred tax assets (liabilities) net	$ 11,314	$ 8,695	$ 6,136